Filed Pursuant to Rule 497(e)
                                                     1933 Act File No. 333-45040
                                                     1940 Act File No. 811-10103

                         SATUIT CAPITAL MANAGEMENT TRUST
                          Satuit Capital Micro Cap Fund
                       Supplement Dated September 14, 2004
                                to the Prospectus
                             Dated February 26, 2004

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

1. The following disclosure replaces in its entirety the section entitled "FEE TABLE" currently presented on page 4:

                                    FEE TABLE

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The maximum transaction costs and total annual expenses associated with investing in shares of the Fund are described in the table below and are further explained in the example that follows:

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Shareholder Transaction Fees (Fees paid directly from your
investment)
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                                                Class A  Class C
                                                Shares   Shares
-------------------------------------------------------------------
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Maximum Sales Charge (Load) Imposed on          5.75%    None
Purchases (1)
-------------------------------------------------------------------
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Maximum Deferred Sales Charge (Load)
Imposed on Certain Redemptions                  2.00%(2) 2.00%(3)
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Sales Charge (Load) Imposed on  Reinvested      None     None
Dividends
-------------------------------------------------------------------
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Redemption Fees                                 None     None
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Exchange Fees                                   None     None
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-------------------------------------------------------------------
Annual Operating Expenses (Expenses that are deducted from Fund assets)
-------------------------------------------------------------------
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Management Fee                                  1.25%    1.25%
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-------------------------------------------------------------------
Distribution (12b-1) and Service Fees           0.25%    1.00%
-------------------------------------------------------------------
-------------------------------------------------------------------
Other Operating Expenses (4)                    2.54%    2.54%
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Annual Fund Operating Expenses            4.04%    4.79%
-------------------------------------------------------------------
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Fee Waiver and/or Expense Reimbursements(5)     2.09%    2.09%
-------------------------------------------------------------------
-------------------------------------------------------------------
Net Expenses                                    1.95%    2.70%
-------------------------------------------------------------------

(1) As a percentage of offering price. Reduced rates apply to purchases of Fund shares over $50,000, and the sales charge is waived for certain classes of investors. An investor who has paid a front- end sales charge will not be subject to a deferred sales charge.

(2) If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase.

(3) A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within two years. The charge is a percentage of the net asset value at the time of purchase.

(4) Other Expenses includes, among other expenses, administrative, custody, transfer agency and shareholder servicing fees. However, "Other Expenses" do not include portfolio trading commissions and related expenses as determined under generally accepted accounting principles.

(5) In the interest of limiting expenses of the Fund, the Adviser and Commonwealth Shareholder Services, Inc. (the "Administrator" and collectively with the Adviser, the "Service Providers") have entered into contractual expense limitation agreements with the Trust. Pursuant to the agreements, the Service Providers have agreed to waive or limit their fees and assume other expenses so that the ratio of total annual operating expenses of the Fund's Class A Shares and Class C Shares is limited to 1.95% and 2.70%, respectively, until October 31, 2007.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
                    1 Year        3 Years        5 Years        10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class A              $762          $1,152         $1,993         $4,169
Shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class C              $473          $ 838          $1,866         $4,455
Shares(2)
----------------------------------------------------------------------------


(1) The above example assumes payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. If you are in a category of investors who purchase Fund shares without a front-end sales charge and you redeem your shares at the end of one year, your costs would be $198. Accordingly, your actual expenses may vary. The cost shown for the first year reflects the cap imposed by the expense limitation agreement.

(2) With respect to Class C Shares, the above examples assume payment of the applicable sales charge at the time of redemption. If you hold Class C Shares, and you did not sell your shares during the periods indicated, your costs would be $273 for the one year period.

2. The following disclosure replaces in its entirety the third, fourth and fifth paragraphs under the section entitled "MANAGEMENT" -- "The Adviser" currently presented on page 7 :

In the interest of limiting expenses of the Fund's Class A and Class C shares, the Service Providers have entered into contractual expense limitation agreements with the Trust. Pursuant to the agreements, the Service Providers have agreed to waive fees and/or assume other expenses so that the ratio of total annual operating expenses of the Fund's Class A Shares and Class C Shares is limited to 1.95% and 2.70%, respectively, until October 31, 2007. These limits do not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

For the fiscal year ended October 31, 2003, the Adviser earned fees of $71,140, of which $67,895 were waived.

The Service Providers will be entitled to reimbursement of fees waived or reimbursed by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Service Providers to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

3. The following disclosure is being added to the paragraph "Purchasing Shares" under the section entitled "HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES" currently presented on page 9:

The Distributor has appointed Constellation Investment Distribution Company as a national sales and marketing agent to assist in the promotion of the Fund.

4. The following disclosure replaces in its entirety the paragraph "By Telephone" under the section entitled "Method of Purchase" currently presented on page 12 :

By Telephone -- To open an account by telephone, call (800) 567-4030 to obtain an account number and instructions. We will take information necessary to open your account, including your social security or tax identification number, over the phone. Please be sure to specify which class of shares you choose to invest in.

After you have obtained an account number, you may purchase shares of the Fund by wiring federal funds. Your bank may charge a fee for doing this. You should instruct your bank to wire funds to:

      Suntrust Bank
      Atlanta, Georgia
      ABA #061000104
      Acct #201330490
      Fund Services, Inc.
      Credit to "Satuit Funds"
      For further credit to:  (name and/or taxpayer identification number)

The most critical items are the bank name, ABA number, credit account number and Fund Services, Inc. The other items will help speed the process and insure that the funds are placed in the proper internal account.

You will then need to mail a signed account application to:

      Satuit Capital Micro Cap Fund
      c/o First Dominion Capital Corp.
      8730 Stony Point Parkway, Suite 205
      Richmond, Virginia 23235

5.    The  following  disclosure  replaces in its  entirety the  paragraph  "By
      Mail"  under  the  section  entitled   "Method  of  Purchase"   currently
      presented on page 12 :

By Mail -- You may also open an account by mailing a completed and signed account application, together with a check made payable to the Fund, to:

      Satuit Capital Micro Cap Fund
      c/o First Dominion Capital Corp.
      8730 Stony Point Parkway, Suite 205
      Richmond, Virginia 23235

Please be sure to specify which class of shares you choose to invest in.

6. The following disclosure replaces in its entirety the paragraph "By Mail" under the section entitled "Redemption Procedures" currently presented on page 14 :

Redemption Procedures.

By Mail -- To redeem shares of the Fund, your redemption request must be in proper form. To redeem by mail, prepare a written request including:

o Your name(s) and signature(s); o The name of the Fund, and your account number; o The dollar amount or number of shares you want to redeem; o How and where to send your proceeds; o A signature guarantee, if required (see "Signature Guarantee Requirements"); and o Any other legal documents required for redemption requests by corporations, partnerships or trusts.

Mail your request and documentation to:

      Satuit Capital Micro Cap Fund
      c/o Fund Services, Inc.
      8730 Stony Point Parkway, Suite 205
      Richmond, Virginia 23235

7.    The  following   disclosure   replaces  in  its  entirety  the  paragraph
      "Transferring Registration" currently presented on page 15 :

Transferring Registration -- If you wish to transfer shares to another owner, send a written request to Fund Services, Inc. ("FSI" or the "Transfer Agent") at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or Taxpayer Identification Number and how dividends and capital gains are to be distributed; (4) signature guarantees; and
(5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

8. The following disclosure replaces in its entirety the paragraph "How to Contact The Fund" currently presented on page 15 :

           Satuit Capital Micro Cap Fund
           c/o Commonwealth Shareholder Services, Inc.
           8730 Stony Point Parkway, Suite 205
           Richmond, Virginia 23235

9.    The  following   disclosure   replaces  in  its  entirety  the  paragraph
      "Transfer Agent and Dividend Disbursing Agent" currently presented on page 18 :

Transfer Agent and Dividend Disbursing Agent -- Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. acts as the Fund's transfer and disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

10. The following disclosure replaces in its entirety the section entitled "FOR MORE INFORMATION" currently presented on page 20 :

                              FOR MORE INFORMATION

Adviser
  Satuit Capital Management, LLC
  2608 Goldbug Avenue
  Sullivan's Island, South Carolina 29482

Legal Counsel
  Blank Rome LLP
  The Chrysler Building
  405 Lexington Avenue
  New York, New York 10174

Independent Auditors
  McCurdy & Associates Cpa's, Inc.
  27955 Clemens Road
  Westlake, Ohio  44145

Distributor
  First Dominion Capital Corp.
  8730 Stony Point Parkway, Suite 205
  Richmond, Virginia 23235

Transfer Agent
  Fund Services, Inc.
  8730 Stony Point Parkway, Suite 205
  Richmond, Virginia 23235

Administrator
  Commonwealth Shareholder Services, Inc.
  8730 Stony Point Parkway, Suite 205
  Richmond, Virginia 23235

Custodian
  Custodial Trust Company
  101 Carnegie Center
  Princeton, New Jersey 08540-6231






                       PLEASE RETAIN FOR FUTURE REFERENCE

                                                   Filed Pursuant to Rule 497(e)
                                                     1933 Act File No. 333-45040
                                                     1940 Act File No. 811-10103

                         SATUIT CAPITAL MANAGEMENT TRUST
                          Satuit Capital Micro Cap Fund
                       Supplement Dated September 14, 2004
                  to the Statement of Additional Information
                             Dated February 26, 2004

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

1. The following disclosure replaces in its entirety the third, fourth and fifth paragraphs under the section entitled "INVESTMENT ADVISORY AGREEMENT" currently presented on page 13 :

In the interest of limiting expenses of the Fund, the Adviser and Commonwealth Shareholder Services, Inc. (the "Administrator" and collectively with the Adviser, the "Service Providers") have entered into contractual expense limitation agreements with the Trust. Pursuant to the agreements, the Service Providers have agreed to waive or limit their fees and assume other expenses so that the ratio of total annual operating expenses of the Fund's Class A Shares and Class C Shares is limited to 1.95% and 2.70%, respectively, until October 31, 2007. These limits do not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

The Service Providers will be entitled to reimbursement of fees waived or reimbursed by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Service Providers to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. The Reimbursement amount shall not include voluntary fees waived and expenses reimbursed prior to November 1, 2001.

2. The following disclosure is being added as the first paragraph under the section "DISTRIBUTION" currently presented on page 19 :

The Distributor has appointed Constellation Investment Distribution Company as a national sales and marketing agent to assist in the promotion of the Fund.



                       PLEASE RETAIN FOR FUTURE REFERENCE